Accumulated Other Comprehensive Income - Reclassifications out of other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive (Income) Loss Reclassification Adjustment From AOCI Pension And Other Postretirement Benefit Plans, Net Of Tax	$ 88	$ 189
Other Comprehensive (Income) Loss Reclassification Adjustment From AOCI Pension And Other Postretirement Benefit Plans, Tax	$ 23	$ 50